Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.34238%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,415,227.48

Principal:
Principal Collections	$23,597,845.77
Prepayments in Full	$14,951,321.39
Liquidation Proceeds	$528,187.27
Recoveries	$452.07
Sub Total	$39,077,806.50
Collections	$41,493,033.98

Purchase Amounts:
Purchase Amounts Related to Principal	$231,391.71
Purchase Amounts Related to Interest	$1,054.54
Sub Total	$232,446.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,725,480.23

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,725,480.23
Servicing Fee	$845,012.56	$845,012.56	$0.00	$0.00	$40,880,467.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,880,467.67
Interest - Class A-2a Notes	$356,863.24	$356,863.24	$0.00	$0.00	$40,523,604.43
Interest - Class A-2b Notes	$13,631.40	$13,631.40	$0.00	$0.00	$40,509,973.03
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$39,836,040.61
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$39,625,365.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,625,365.03
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$39,555,288.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,555,288.03
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$39,505,938.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,505,938.03
Regular Principal Payment	$41,234,860.18	$39,505,938.03	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,725,480.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,505,938.03
Total					$39,505,938.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$32,656,464.29	$91.33	$356,863.24	$1.00	$33,013,327.53	$92.33
Class A-2b Notes	$6,849,473.74	$91.33	$13,631.40	$0.18	$6,863,105.14	$91.51
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$39,505,938.03	$30.02	$1,374,529.64	$1.04	$40,880,467.67	$31.06

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$227,785,045.87	0.6370184	$195,128,581.58	0.5456921
Class A-2b Notes	$47,776,381.34	0.6370184	$40,926,907.60	0.5456921
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$904,821,427.21	0.6876118	$865,315,489.18	0.6575895

Pool Information
Weighted Average APR	2.810%	2.800%
Weighted Average Remaining Term	49.30	48.48
Number of Receivables Outstanding	41,091	40,028
Pool Balance	$1,014,015,074.20	$974,329,079.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$937,977,191.32	$901,229,706.29
Pool Factor	0.7116898	0.6838360

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$73,099,373.15
Targeted Overcollateralization Amount	$110,742,512.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,013,590.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$377,248.62
(Recoveries)		8	$452.07
Net Loss for Current Collection Period			$376,796.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4459%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3564%
Second Prior Collection Period			0.4620%
Prior Collection Period			0.3748%
Current Collection Period			0.4548%
Four Month Average (Current and Prior Three Collection Periods)			0.4120%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1063	$2,596,981.44
(Cumulative Recoveries)			$59,036.40
Cumulative Net Loss for All Collection Periods			$2,537,945.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1781%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,443.07
Average Net Loss for Receivables that have experienced a Realized Loss			$2,387.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	215	$5,575,188.28
61-90 Days Delinquent	0.09%	28	$831,053.32
91-120 Days Delinquent	0.02%	6	$177,448.89
Over 120 Days Delinquent	0.03%	10	$266,432.13
Total Delinquent Receivables	0.70%	259	$6,850,122.62

Repossession Inventory:
Repossessed in the Current Collection Period		17	$402,023.72
Total Repossessed Inventory		31	$815,739.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1141%
Prior Collection Period			0.1192%
Current Collection Period			0.1099%
Three Month Average			0.1144%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1309%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer